Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments On Operating Leases	Future minimum payments on this operating lease are as follows:
For the Years Ending
December 31,	Amount

2019	$240,376
2020	163,424
Total	$403,800